QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of InvestmentsAugust 31, 2026 (unaudited)

		Shares	Value
101.11%	COMMON STOCKS(A)
6.60%	APPLICATIONS SOFTWARE
	Microsoft Corp.	26,484	$13,435,068
	ServiceNow, Inc.(B)	106,045	15,693,600
			29,128,668

3.17%	COMPUTER AIDED DESIGN
	Synopsys, Inc.(B)	31,833	13,993,468

8.08%	COMPUTER DATA SECURITY
	CrowdStrike Holdings, Inc.(B)	154,230	35,627,130

2.96%	COMPUTER SERVICES
	International Business Machines Corp.	55,806	13,051,349

3.03%	COMPUTERS
	Apple, Inc.	42,257	13,389,130

2.84%	ECOMMERCE/PRODUCTS
	Amazon.com, Inc.(B)	48,243	12,532,084

27.12%	ELECTRONIC COMPONENTS-SEMICONDUCTORS
	Advanced Micro Devices(B)	27,395	12,895,374
	Arm Holdings plc ADR(B)	106,111	25,669,312
	Broadcom, Inc.	30,951	11,462,393
	Intel Corp.(B)	130,273	11,660,736
	Micron Technology, Inc.	15,090	14,467,236
	Nvidia Corp.	197,099	43,515,517
			119,670,568

3.31%	ELECTRONIC FORMS
	Adobe, Inc.(B)	49,934	14,620,176

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REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedAugust 31, 2026 (unaudited)

		Shares	Value
14.85%	ENTERPRISE SOFTWARE/SERVICES
	Palantir Technologies Inc.(B)	256,623	$47,829,395
	Salesforce, Inc.	68,700	17,692,998
			65,522,393
8.68%	INFORMATION TECHNOLOGY - HARDWARE
	Astera Labs, Inc.(B)	75,499	22,421,693
	Super Micro Computer, Inc.(B)	425,407	15,859,173
			38,280,866

5.77%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Arista Networks, Inc.(B)	70,191	13,735,677
	IonQ, Inc.(B)	298,054	11,716,503
			25,452,180

2.90%	INTERNET CONTENT-ENTERTAINMENT
	Meta Platforms, Inc.	22,360	12,797,522

3.15%	INTERNET SECURITY
	Palo Alto Networks, Inc.(B)	36,392	13,906,475

2.73%	NETWORKING PRODUCTS
	Cisco Systems, Inc.	109,053	12,049,266

3.05%	SEMICON COMPONENTS-INTEGRATED CIRCUITRY
	Qualcomm, Inc.	78,892	13,449,508

2.87%	WEB PORTALS/INTERNET SERVICE PROVIDERS
	Alphabet, Inc. Class A	37,373	12,682,528

101.11%	TOTAL COMMON STOCKS		446,153,311
	(Cost: $313,636,389)

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REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedAugust 31, 2026 (unaudited)

		Principal	Value
1.94%	US TREASURY BILLS
	US Treasury Bill 09/03/2026 2.421%(C)	$2,860,000	$2,859,429
	US Treasury Bill 09/10/2026 3.284%(C)	2,860,000	2,857,412
	US Treasury Bill 09/17/2026 3.444%(C)	2,860,000	2,855,405
			8,572,246

1.94%	TOTAL US TREASURY BILLS		8,572,246
	(Cost: $8,572,280)

103.05%	TOTAL INVESTMENTS		454,725,557
	(Cost: $322,208,668)
(3.05%)	Liabilities in excess of other assets		(13,472,521)
100.00%	NET ASSETS		$441,253,036

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the effective yield at time of purchase.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options WrittenAugust 31, 2026 (unaudited)

(3.69%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.69%)	CALL OPTIONS
	Adobe, Inc.	499	$(14,610,221)	$290.00	09/18/2026	$(830,835)
	Advanced Micro Devices	6	(282,432)	500.00	09/18/2026	(5,760)
	Advanced Micro Devices	267	(12,568,224)	520.00	09/18/2026	(145,515)
	Alphabet, Inc. Class A	373	(12,657,755)	370.00	09/18/2026	(34,316)
	Amazon.com, Inc.	482	(12,520,914)	280.00	09/18/2026	(51,092)
	Apple, Inc.	412	(13,054,220)	330.00	09/18/2026	(101,352)
	Apple, Inc.	10	(316,850)	340.00	09/18/2026	(920)
	Arista Networks, Inc.	16	(313,104)	200.00	09/18/2026	(9,520)
	Arista Networks, Inc.	685	(13,404,765)	210.00	09/18/2026	(219,885)
	Arm Holdings plc	25	(604,775)	270.00	09/18/2026	(10,875)
	Arm Holdings plc	1,036	(25,061,876)	280.00	09/18/2026	(298,368)
	Astera Labs, Inc.	17	(504,866)	320.00	09/18/2026	(19,210)
	Astera Labs, Inc.	737	(21,887,426)	330.00	09/18/2026	(633,820)
	Broadcom, Inc.	7	(259,238)	390.00	09/18/2026	(8,155)
	Broadcom, Inc.	302	(11,184,268)	400.00	09/18/2026	(257,304)
	Cisco Systems, Inc.	1,090	(12,043,410)	120.00	09/18/2026	(34,880)
	CrowdStrike Holdings, Inc.	1,542	(35,620,200)	210.00	09/18/2026	(3,777,900)
	Intel Corp.	30	(268,530)	100.00	09/18/2026	(3,870)
	Intel Corp.	1,272	(11,385,672)	105.00	09/18/2026	(91,584)
	International Business Machines Corp.	558	(13,049,946)	250.00	09/18/2026	(106,020)
	IonQ, Inc.	69	(271,239)	45.00	09/18/2026	(6,141)
	IonQ, Inc.	2,911	(11,443,141)	50.00	09/18/2026	(107,707)
	Meta Platforms, Inc.	223	(12,763,182)	590.00	09/18/2026	(230,805)
	Micron Technology, Inc.	147	(14,093,331)	1,020.00	09/18/2026	(330,750)
	Micron Technology, Inc.	3	(287,619)	1,040.00	09/18/2026	(5,025)
	Microsoft Corp.	6	(304,374)	520.00	09/18/2026	(3,540)
	Microsoft Corp.	258	(13,088,082)	530.00	09/18/2026	(85,140)
	Nvidia Corp.	45	(993,510)	230.00	09/18/2026	(11,745)
	Nvidia Corp.	1,925	(42,500,150)	240.00	09/18/2026	(167,475)
	Palantir Technologies Inc.	2,566	(47,825,108)	190.00	09/18/2026	(1,488,280)

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continuedAugust 31, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Palo Alto Networks, Inc.	8	$(305,704)	$380.00	09/18/2026	$(19,336)
	Palo Alto Networks, Inc.	355	(13,565,615)	410.00	09/18/2026	(443,750)
	Qualcomm, Inc.	788	(13,433,824)	175.00	09/18/2026	(323,080)
	Salesforce, Inc.	687	(17,692,998)	220.00	09/18/2026	(2,739,069)
	ServiceNow, Inc.	1,035	(15,316,965)	125.00	09/18/2026	(2,545,065)
	ServiceNow, Inc.	25	(369,975)	140.00	09/18/2026	(30,000)
	Super Micro Computer, Inc.	4,254	(15,858,912)	40.00	09/18/2026	(544,512)
	Synopsys, Inc.	8	(351,672)	430.00	09/18/2026	(17,248)
	Synopsys, Inc.	310	(13,627,290)	440.00	09/18/2026	(533,200)
						(16,273,049)

(3.69%)	TOTAL OPTIONS WRITTEN					$(16,273,049)
	(Premiums Received: $11,780,960)

(A)Non-income producing

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedAugust 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$446,153,311	$—	$—	$446,153,311
US Treasury Bills	—	8,572,246	—	8,572,246
	$446,153,311	$8,572,246	$—	$454,725,557
Liabilities
Call Options Written	$(16,273,049)	$—	$—	$(16,273,049)

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $310,427,708, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$153,074,383
Gross unrealized depreciation	(25,049,584)
Net unrealized appreciation	$128,024,800